Great Lakes Small Cap Opportunity Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.9%
Communication Services - 2.9%
TripAdvisor, Inc. *	45,491	$1,309,231
Consumer Discretionary - 13.6%
Churchill Downs, Inc.	3,333	649,235
frontdoor, Inc. *	18,027	905,136
Gildan Activewear, Inc.	56,145	1,572,621
Mattel, Inc. *	58,264	1,016,707
Quotient Technology, Inc. *	59,261	558,239
Terminix Global Holdings, Inc. *	13,640	695,776
Urban Outfitters, Inc. *	17,742	454,195
Zumiez, Inc. *	6,131	225,498
		6,077,407
Consumer Staples - 3.1%
Hain Celestial Group, Inc. *	11,827	474,854
Spectrum Brands Holdings, Inc.	11,751	928,094
		1,402,948
Energy - 3.2%
Dril-Quip, Inc. *	28,361	840,053
National Oilwell Varco, Inc.	42,146	578,664
		1,418,717
Financials - 21.3%
Axis Capital Holdings Ltd.	29,454	1,484,187
Bank OZK	28,942	905,016
First American Financial Corp.	25,513	1,317,236
Horace Mann Educators Corp.	15,537	653,176
Investors Bancorp, Inc.	131,247	1,385,968
Jefferies Financial Group, Inc.	57,644	1,418,043
PRA Group, Inc. *	19,530	774,560
Prosperity Bancshares, Inc.	13,292	921,933
Pzena Investment Management, Inc. - Class A	89,577	653,912
		9,514,031
Health Care - 6.7%
Dentsply Sirona, Inc.	28,124	1,472,573
Luminex Corp.	28,896	668,076
Medpace Holdings, Inc. *	3,110	432,912
Patterson Companies, Inc.	13,910	412,153
		2,985,714
Industrials - 23.9%
Acuity Brands, Inc.	10,202	1,235,360
Crane Co.	17,555	1,363,321
EnerSys	16,633	1,381,537
Flowserve Corp.	23,969	883,257
Healthcare Services Group, Inc.	33,751	948,403
Herman Miller, Inc.	12,841	434,026
KAR Auction Services, Inc.	47,521	884,366
Middleby Corp. *	5,823	750,701
MSC Industrial Direct Co., Inc. - Class A	5,697	480,770
Sensata Technologies Holding plc *	13,304	701,653
UniFirst Corp.	4,301	910,479
Valmont Industries, Inc.	3,902	682,577
		10,656,450
Information Technology - 12.8%
ACI Worldwide, Inc. *	20,814	799,882
Avnet, Inc.	20,474	718,842
CACI International, Inc. *	3,776	941,470
Coherent, Inc. *	6,428	964,329
Knowles Corp. *	37,556	692,157
MKS Instruments, Inc.	3,011	453,005
ViaSat, Inc. *	35,540	1,160,381
		5,730,066
Materials - 7.2%
Berry Global Group, Inc. *	24,906	1,399,468
Compass Minerals International, Inc.	6,661	411,117
NewMarket Corp.	3,515	1,399,990
		3,210,575
Real Estate - 3.2%
Jones Lang LaSalle, Inc.	9,662	1,433,551
Total Common Stocks
(Cost $38,683,333)		43,738,690

MONEY MARKET FUND - 2.0%
First American Government Obligations Fund - Class Z, 0.03% ^
Total Money Market Fund
(Cost $884,356)	884,356	884,356

Total Investments - 99.9%
(Cost $39,567,689)		44,623,046
Other Assets and Liabilities, Net - 0.1%		43,897
Total Net Assets - 100.0%		$44,666,943

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of December 31, 2020.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,738,690	$-	$-	$43,738,690
Money Market Fund	884,356	-	-	884,356
Total Investments	$44,623,046	$-	$-	$44,623,046

Refer to the Schedule of Investments for further information on the classification of investments.